GENERAL AND ADMINISTRATIVE EXPENSES BY NATURE OF EXPENSE	12 Months Ended
Dec. 31, 2020
GENERAL AND ADMINISTRATIVE EXPENSES BY NATURE OF EXPENSE
GENERAL AND ADMINISTRATIVE EXPENSES BY NATURE OF EXPENSE

16.         GENERAL AND ADMINISTRATIVE EXPENSES BY NATURE OF EXPENSE

The Corporation recorded general and administrative expenses for the years ending December 31, 2020 and 2019 as follows:

Corporate	2020	2019

Depreciation of plant and equipment and ROU assets	$286	$299
Amortization of intangible assets	3	10
Business development and investor relations	396	381
Office and administration	739	583
Professional and advisory	1,126	781
Regulatory	252	205
Salaries and contractors	3,418	3,176
Share-based compensation	3,314	3,977
Travel	81	254

	$9,615	$9,666

Discontinued Operations(i)	2020	2019

AEG	$1,263	$7,481
	$1,263	$7,481
(i)

The environmental services business, AEG, was sold on February 14, 2020. These expenses are reflected under discontinued operations and are no longer being incurred by the Corporation subsequent to February 14, 2020 (see Note 6).